Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fixed Rate [Member] | Minimum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	3.38%
Maturity period	16 years
Fixed Rate [Member] | Maximum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	7.38%
Maturity period	30 years
Standby Letters of Credit [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 3,441	$ 3,659
Standby Letters of Credit [Member] | Fixed Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	1,110	1,014
Standby Letters of Credit [Member] | Variable Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 98,862	$ 84,929